Offerings	May 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance upon the exercise of outstanding inducement options granted outside of any plan
Amount Registered	1,400,000
Proposed Maximum Offering Price per Unit	2.33
Maximum Aggregate Offering Price	$ 3,262,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 499.41
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of Heron Therapeutics, Inc. (the “Registrant”) that become issuable under the outstanding inducement stock options or restricted stock units (“RSUs”) granted outside of any plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable.

(2)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based on $2.33, which is the exercise price for the stock options to purchase an aggregate of 1,400,000 shares of Common Stock granted to Mark Hensley, Chief Operating Officer of the Registrant (“Hensley”), outside of a plan as an inducement material to Hensley entering into employment with the Registrant.

(3)	Represents an aggregate of 1,400,000 shares of Common Stock issuable upon the exercise of inducement stock options granted to Hensley as described in footnote (2) above

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to an inducement restricted stock units granted outside of any plan
Amount Registered	500,000
Proposed Maximum Offering Price per Unit	2.36
Maximum Aggregate Offering Price	$ 1,180,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 180.69
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of Heron Therapeutics, Inc. (the “Registrant”) that become issuable under the outstanding inducement stock options or restricted stock units (“RSUs”) granted outside of any plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock, as applicable.

(4)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on May 2, 2025, which was $2.36.

(5)

Represents 500,000 shares of Common Stock issuable upon the vesting of the inducement RSUs granted to Hensley outside of a plan as an inducement material to Hensley entering into employment with the Registrant.